Schedule of inventories (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Inventory Disclosure [Abstract]
Finished goods	$ 4,582	$ 3,369	$ 4,551	$ 8,021
Inventory packaging and supplies	550
Less: provision for slow moving items				(254)
Inventory	$ 5,132	$ 3,369	$ 4,551	$ 7,767